Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2023
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2022
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥136,912	¥210,319	¥—	¥210,319	¥347,231
Pension liability adjustment	(43,803)	505	867	1,372	(42,431)
Own credit adjustments	34,864	52,595	231	52,826	87,690

Total	¥127,973	¥263,419	¥1,098	¥264,517	¥392,490

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Six months ended September 30, 2023
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥242,767	¥171,562	¥6	¥171,568	¥414,335
Pension liability adjustment	(32,174)	348	421	769	(31,405)
Own credit adjustments	107,861	(48,033)	(196)	(48,229)	59,632

Total	¥318,454	¥123,877	¥231	¥124,108	¥442,562

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2022
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥279,364	¥67,867	¥—	¥67,867	¥347,231
Pension liability adjustment	(43,017)	217	369	586	(42,431)
Own credit adjustments	58,290	29,477	(77)	29,400	87,690

Total	¥294,637	¥97,561	¥292	¥97,853	¥392,490

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2023
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥370,620	¥43,715	¥—	¥43,715	¥414,335
Pension liability adjustment	(31,767)	66	296	362	(31,405)
Own credit adjustments	79,249	(19,509)	(108)	(19,617)	59,632

Total	¥418,102	¥24,272	¥188	¥24,460	¥442,562

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.